Income Tax Expense (Details) - Schedule of movement of valuation allowance - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of valuation allowance [Abstract]
At the beginning of year	¥ 6,459,941	¥ 5,743,768
Current year additions	5,420,745	2,843,639
Current year reversals	(1,374,712)	(2,025,434)
Current year charge-offs	(62,735)	(102,032)
At the end of year	¥ 10,443,239	¥ 6,459,941